Stock-Based Compensation (Details) - Schedule of weighted-average assumptions	12 Months Ended
Dec. 31, 2021
Schedule of weighted-average assumptions [Abstract]
Risk-free interest rate	1.34%
Expected term (in years)	5 years 11 months 12 days
Expected dividend yield	0.00%
Expected volatility of underlying common stock	79.76%